SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T, CLASS B, AND CLASS C
FEBRUARY 26, 1999
REVISED APRIL 9,1999 PROSPECTUS

SHAREHOLDER MEETING. On or about June 16, 1999, a meeting of the shareholders of Fidelity Advisor Series I: Fidelity Advisor Strategic Opportunities Fund will be held to approve a proposal to amend the fund's management contract and a proposal to eliminate certain fundamental investment policies of the fund. Shareholders of record on April 19, 1999 are entitled to vote at the meeting. The proposed management contract amendments include a proposal to eliminate the current performance adjustment component of the management fee Fidelity Management & Research Company (FMR) receives from the fund for managing its investments and business affairs under the fund's existing management contract. The proposed management contract also allows FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 20.


For the periods ended         Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR HIGH YIELD - CLASS A   -5.15%      n/a            4.47%A

ADVISOR HIGH YIELD - CLASS T   -3.93%       8.03%         12.59%

ADVISOR HIGH YIELD - CLASS B   -5.58%      n/a            10.20%B

ADVISOR HIGH YIELD - CLASS C   -2.07%      n/a            -2.07%C

Merrill Lynch High Yield       3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield       2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield      -0.44%       7.37%         9.34%
Funds Average



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

   A FROM JANUARY 1, 1997.

   B FROM JANUARY 1, 1995.

   C FROM JANUARY 1, 1998.

   The following information supplements the information found under
the hea    ding    "Average Annual Returns" in the "Performance"
section on page 22.

   Going forward, Advisor High Yield's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

   Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces similar information found in the "Fund Management" section on page 50.

   Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income.

   Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short
Fixed-Income.

John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Margaret Eagle is vice president and manager of Advisor High Yield, which she has managed since January 1987. Additionally, she is a senior vice president of Fidelity Trust Company. Since joining
Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

Kevin Grant is vice president and manager of Advisor Balanced and Advisor Intermediate Bond, which he has managed since March 1996 and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

The following information found in the "Fund Management" section on page 51 is no longer applicable.

Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

   The following information replaces similar information found in the "Financial Highlights" section on page 95.

ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B

Selected Per-Share Data and
Ratios

Years ended November 30      1998G      1997      1996      1995      1994D

Net asset value, beginning   $ 10.590   $ 10.410  $ 10.380  $ 9.400   $ 9.890
of period

Income from Investment
Operations

 Net interest income          .339       .382      .394      .373      .155

 Net realized and             .200       .181      .030      .980      (.490)
unrealized gain (loss)

 Total from investment        .539       .563      .424      1.353     (.335)
operations

Less Distributions

 From net interest income     (.339)     (.382)    (.394)    (.373)    (.155)

 From net realized gain      (.030)     (.001)    --        --        --

 Total distributions         (.369)     (.383)    (.394)    (.373)    (.155)

Net asset value, end of     $ 10.760   $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

Total returnB,C              5.17%      5.54%     4.21%     14.60%    (3.44)%

Net assets, end of period   $ 11,134   $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to         1.65%A,E   1.65%E    1.66%E    1.68%E    1.65%A,E
average net assets

Ratio of net interest        3.45%A     3.67%     3.76%     3.71%     3.74%A
income to average net assets

Portfolio turnover           26%A,F     18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31

SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS(registered trademark)
INSTITUTIONAL CLASS
FEBRUARY 26,1999 PROSPECTUS

SHAREHOLDER MEETING. On or about June 16, 1999, a meeting of the shareholders of Fidelity Advisor Series I: Fidelity Advisor Strategic Opportunities Fund will be held to approve a proposal to amend the fund's management contract and a proposal to eliminate certain fundamental investment policies of the fund. Shareholders of record on April 19, 1999 are entitled to vote at the meeting. The proposed management contract amendments include a proposal to eliminate the current performance adjustment component of the management fee Fidelity Management & Research Company (FMR) receives from the fund for managing its investments and business affairs under the fund's existing management contract. The proposed management contract also allows FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 19.


For the periods ended      Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR HIGH YIELD          -0.18%      n/a            9.23%A

Merrill Lynch High Yield    3.66%       n/a            9.11%A
Master Index

Merrill Lynch High Yield    2.95%       n/a            9.07%A
Master II Index

Lipper High Current Yield   -0.44%      n/a            8.21%A
Funds Average



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

   A FROM JANUARY 1, 1996.

   The following information supplements the information found in the "Performance" section on page 20.

   Going forward, Advisor High Yield's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

   Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 37.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

The following information replaces similar information found in the "Fund Management" section beginning on page 46.

John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Margaret Eagle is vice president and manager of Advisor High Yield, which she has managed since January 1987. Additionally, she is a senior vice president of Fidelity Trust Company. Since joining
Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

Kevin Grant is vice president and manager of Advisor Balanced and Advisor Intermediate Bond, which he has managed since March 1996 and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

The following information found in the "Fund Management" section on page 47 is no longer applicable.

Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

   The following information replaces similar information found in the "Financial Highlights" section on page 59.

ADVISOR INTERMEDIATE MUNICIPAL INCOME

Selected Per-Share Data
and Ratios

Years ended November 30     1998G     1997      1996      1995      1994      1993

Net asset value, beginning  $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
of period

Income from Investment
Operations

 Net interest income         .427      .475      .487      .477      .481      .536

 Net realized and            .210      .181      .050      .950      (1.030)   .260
unrealized gain (loss)

 Total from investment       .637      .656      .537      1.427     (.549)    .796
operations

Less Distributions

 From net interest income    (.427)    (.475)    (.487)    (.477)    (.481)    (.536)

 From net realized gain      (.030)    (.001)    --        --        --        (.880)

 In excess of net realized   --        --        --        --        (.020)    --
gain

 Total distributions         (.457)    (.476)    (.487)    (.477)    (.501)    (1.416)

Net asset value, end of     $ 10.770  $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460
period

Total returnB,C              6.14%     6.48%     5.36%     15.44%    (5.43)%   8.01%

Net assets, end of period   $ 6,328   $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
(000 omitted)

Ratio of expenses to         .75%A,D   .75%D     .75%D     .70%D     .65%D     .65%D
average net assets

Ratio of expenses to         .75%A     .75%      .74%E     .70%      .65%      .65%
average net assets after
expense reductions

Ratio of net interest        4.36%A    4.57%     4.68%     4.96%     4.75%     5.01%
income to average net assets

Portfolio turnover           26%A,F    18%       35%       53%       53%       46%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31

The following information replaces similar information found on the back cover.

Fidelity Advisor Funds, Fidelity Investments & (Pyramid) Design,
Fidelity, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

TechnoQuant and Portfolio Advisory Services are service marks of FMR
Corp.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 26, 1999
REVISED APRIL 9, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 82.

                                                                                         Average Annual Returns1

                            Fiscal Period Ended  Thirty-Day Yield  Tax Equivalent Yield  One Year               Five Years

Advisor Intermediate                              2.63%             4.11%                 2.67%                  4.30%
Municipal Income - Class B

Advisor Intermediate                              3.54%             5.53%                 6.73%                  5.22%
Municipal Income -
Institutional



                                                         Cumulative Returns1

                            Ten Years/ Life of Fund*     One Year             Five Years  Ten Years/ Life of Fund*

Advisor Intermediate         6.12%                        2.67%                23.43%      81.13%
Municipal Income - Class B

Advisor Intermediate         6.62%                        6.73%                29.00%      89.84%
Municipal Income -
Institutional


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 134.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Municipal Income would have grown to $18,113.


ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS B
Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,142                  $ 6,753                       $ 1,218                      $ 18,113



ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate
Municipal Income would have grown to $18,984.

ADVISOR INTERMEDIATE
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,151                  $ 7,611                       $ 1,222                      $ 18,984



ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 140.

Advisor High Yield may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 164.

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $669 billion of group net assets - the approximate level for December 1998 - was 0.2863%, which is the weighted average of the respective fee rates for each level of group net assets up to $669 billion.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 168.

On behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America and Advisor Europe Capital Appreciation, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIAA. FIAA, in turn, has entered into a sub-advisory agreement with FIAA(U.K.)L. On behalf of Advisor Japan, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Markets Income, and Advisor Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND EIGHTH PARAGRAPHS FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 182.

Each class of Advisor Municipal Income and Advisor Intermediate Municipal Income has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to Citibank, N.A.

Each of Advisor Municipal Income and Advisor Intermediate Municipal Income has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 185.

CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor International Capital Appreciation, Advisor Mid Cap, Advisor Growth Opportunities, Advisor Strategic Opportunities, and Advisor Large Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of Advisor TechnoQuant Growth, Advisor Overseas, Advisor Equity Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, and Advisor Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities and Advisor Short Fixed-Income. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Advisor Municipal Income and Advisor Intermediate Municipal Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.